Credit risk - Schedule of Concentration of Exposure (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	£ 584,365	£ 578,584
Loans and advances to customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	441,907	433,124
Carrying value £m | Loans and advances to customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	445,090	436,817	£ 440,102
Carrying value £m | Loans and advances to customers | Agriculture, forestry and fishing
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	6,338	7,038
Carrying value £m | Loans and advances to customers | Construction
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	3,056	3,528
Carrying value £m | Loans and advances to customers | Energy and water supply
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	4,509	3,437
Carrying value £m | Loans and advances to customers | Financial, business and other services
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	22,013	21,441
Carrying value £m | Loans and advances to customers | Lease financing
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	16,907	17,135
Carrying value £m | Loans and advances to customers | Manufacturing
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	3,651	3,763
Carrying value £m | Loans and advances to customers | Mining and quarrying
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	168	328
Carrying value £m | Loans and advances to customers | Mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	329,270	322,113
Carrying value £m | Loans and advances to customers | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	27,966	25,287
Carrying value £m | Loans and advances to customers | Postal and telecommunications
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	3,062	2,482
Carrying value £m | Loans and advances to customers | Property companies
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	18,848	20,292
Carrying value £m | Loans and advances to customers | Transport, distribution and hotels
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	9,302	9,973
Accumulated impairment
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	(3,453)	(4,021)
Accumulated impairment | Loans and advances to customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	£ (3,183)	£ (3,693)	£ (4,475)